Cash and Restricted Cash (Details) - Schedule of cash and restricted cash - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cash and restricted cash [Abstract]
Cash	$ 14,888,644	$ 3,426,467	$ 8,111,409	$ 6,388,978	$ 3,116,209
Restricted Cash	808,923	1,367,630	1,470,486	2,192,201	3,991,949
Total cash and restricted cash presented in the consolidated statement of cash flows	$ 15,697,567	$ 4,794,097	$ 9,581,895	$ 8,581,179	$ 7,108,158